Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets	Goodwill and Intangible Assets
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re, Presidio, Aurigen and Claims Analytics at December 31, 2020, 2019 and 2018 were as follows (in thousands of U.S. dollars):

	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible assets	Total intangible assets
Balance at December 31, 2017	$456,380	$150,679	$9,555	$160,234
Acquired during the year(1)	—	4,138	—	4,138
Intangible assets amortization	n/a	(35,473)	n/a	(35,473)
Balance at December 31, 2018	$456,380	$119,344	$9,555	$128,899
Foreign currency translation	—	73	—	73
Intangible assets amortization	n/a	(11,434)	n/a	(11,434)
Balance at December 31, 2019	$456,380	$107,983	$9,555	$117,538
Foreign currency translation	—	119	—	119
Intangible assets amortization	n/a	(9,988)	n/a	(9,988)
Balance at December 31, 2020	$456,380	$98,114	$9,555	$107,669

n/a: Not applicable
(1) In June 2018, the Company completed the acquisition for 100% of the assets in Claim Analytics Inc., a Canadian based provider of predictive analytics solutions for the insurance industry. In relation to this acquisition, the Company recorded intangible assets related to customer relationships of $4 million.
The gross carrying value and accumulated amortization of intangible assets included in the Consolidated Balance Sheets at December 31, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	December 31, 2020			December 31, 2019
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Definite-lived intangible assets:
Renewal rights	$48,163	$(38,205)	$9,958	$48,163	$(35,238)	$12,925
Customer relationships	67,738	(47,867)	19,871	67,619	(42,419)	25,200
Life VOBA	75,583	(7,298)	68,285	75,583	(5,725)	69,858
Total definite-lived intangible assets	$191,484	$(93,370)	$98,114	$191,365	$(83,382)	$107,983
Indefinite-lived intangible assets:
Insurance licenses	9,555	n/a	9,555	9,555	n/a	9,555
Total intangible assets	$201,039	$(93,370)	$107,669	$200,920	$(83,382)	$117,538

n/a: Not applicable
Definite-lived intangible assets are amortized over a period of 10-13 years for renewal rights and customer relationships, and 100 years for life VOBA.
The allocation of the goodwill to the Company’s segments at December 31, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	2020	2019
P&C segment	$242,376	$242,376
Specialty segment	196,047	196,047
Life and Health segment	17,957	17,957
Total	$456,380	$456,380
The estimated future amortization expense related to the Company’s definite-lived intangible assets is as follows (in thousands of U.S. dollars):

Year	VOBA	Other definite- lived intangible assets	Total definite- lived intangible assets
2021	$1,486	$7,349	$8,835
2022	2,478	6,423	8,901
2023	2,272	5,641	7,913
2024	2,296	4,960	7,256
2025	2,070	4,367	6,437
Thereafter	57,683	1,089	58,772
Total	$68,285	$29,829	$98,114